Consolidated Statements of Loss - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Grant income	SFr 1,199	SFr 686	SFr 883
Operating income	1,199	686	883
Research and development expenses	(57,085)	(52,083)	(29,247)
General and administrative expenses	(25,786)	(21,807)	(17,487)
Merger and listing expense			(34,863)
Operating expenses	(82,871)	(73,890)	(81,597)
Operating loss	(81,672)	(73,204)	(80,714)
Finance income	1,770	2,168	1,429
Finance expense	(833)	(639)	(1,315)
Fair value adjustment on warrant liabilities	(12,294)	(15,531)	(3,431)
Foreign currency exchange gain (loss)	(6,114)	1,269	(4,664)
Finance result	(17,471)	(12,733)	(7,981)
Loss before tax for the period	(99,143)	(85,937)	(88,695)
Income tax benefit (expense)	186	160	(107)
Loss for the period	SFr (98,957)	SFr (85,777)	SFr (88,802)
Loss per share [abstract]
Basic, loss attributable to equity holders	SFr (1.89)	SFr (2.12)	SFr (2.97)
Diluted, loss attributable to equity holders	SFr (1.89)	SFr (2.12)	SFr (2.97)